SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total share-based compensation expense	$ 1,662	$ 2,053	$ 1,980
Cost of Revenue [Member]
Total share-based compensation expense	110	71	42
Research And Development Expense [Member]
Total share-based compensation expense	243	366	313
Selling And Marketing Expense [Member]
Total share-based compensation expense	545	708	640
General And Administrative Expense [Member]
Total share-based compensation expense	$ 764	$ 908	$ 985